UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.7%
	Aerospace & Defense - 0.6%
7,794	HEICO Corp. *	$279,961
149,298	LMI Aerospace, Inc. *	2,354,429
		2,634,390

	Auto Components - 1.1%
254,175	LKQ Corp. *	4,900,494

	Automobiles - 0.3%
54,417	Thor Industries, Inc.	1,292,404

	Biotechnology - 1.3%
365,995	Cepheid *	5,863,240

	Capital Markets - 1.9%
68,586	Affiliated Managers Group, Inc. *	4,167,971
65,951	Evercore Partners, Inc.	1,539,956
47,757	Greenhill & Co., Inc.	2,919,385
		8,627,312

	Chemicals - 1.4%
151,965	Nalco Holding Co.	3,109,204
179,227	STR Holdings, Inc. *	3,369,468
		6,478,672

	Commercial Banks - 0.6%
180,030	First Interstate BancSystem, Inc.	2,831,872

	Commercial Services & Supplies - 1.5%
183,200	Healthcare Services Group, Inc.	3,471,640
182,851	Tetra Tech, Inc. *	3,585,708
		7,057,348

	Communications Equipment - 4.5%
236,609	ADTRAN, Inc.	6,452,327
242,220	Aruba Networks, Inc. *	3,449,213
312,842	NICE Systems Ltd. - ADR *	7,974,343
213,498	Tekelec *	2,826,713
		20,702,596

	Computers & Peripherals - 1.5%
254,538	Netezza Corp. *	3,482,080
195,003	QLogic Corp. *	3,240,950
		6,723,030

	Construction & Engineering - 4.3%
265,828	Foster Wheeler AG *	5,598,338
274,062	KBR, Inc.	5,574,421
127,659	McDermott International, Inc. *	2,765,094
184,648	Orion Marine Group, Inc. *	2,622,001
79,139	URS Corp. *	3,114,120
		19,673,974

	Diversified Consumer Services - 1.2%
27,081	Capella Education Co. *	2,203,039
142,795	Grand Canyon Education, Inc. *	3,345,687
		5,548,726

	Diversified Telecommunication Services - 1.1%
102,319	AboveNet, Inc. *	4,827,410

	Electrical Equipment - 3.1%
81,643	American Superconductor Corp. *	2,179,051
19,196	Franklin Electric Co., Inc.	553,229
226,339	Harbin Electric, Inc. *	3,768,544
149,917	II-VI, Inc. *	4,442,041
120,696	Woodward Governor Co.	3,081,369
		14,024,234

	Electronic Equipment & Instruments - 1.2%
449,363	Power-One, Inc. *	3,033,200
80,946	Rogers Corp. *	2,247,870
		5,281,070

	Energy Equipment & Services - 2.4%
46,855	Core Laboratories NV	6,916,267
35,275	Dril-Quip, Inc. *	1,552,805
211,761	Helix Energy Solutions Group, Inc. *	2,280,666
		10,749,738

	Health Care Equipment & Supplies - 7.4%
262,493	American Medical Systems Holdings, Inc. *	5,806,345
97,754	IDEXX Laboratories, Inc. *	5,953,219
117,194	Illumina, Inc. *	5,101,455
162,254	Masimo Corp.	3,863,268
305,901	Natus Medical, Inc. *	4,983,127
136,313	Sirona Dental Systems, Inc. *	4,749,145
158,233	Volcano Corp. *	3,452,644
		33,909,203

	Health Care Providers & Services - 10.2%
125,515	Catalyst Health Solutions, Inc. *	4,330,267
991,004	Health Management Associates, Inc. - Class A *	7,700,101
314,846	HealthSouth Corp. *	5,890,769
186,763	HMS Holdings Corp. *	10,126,290
61,872	IPC The Hospitalist Co., Inc. *	1,552,987
145,180	LHC Group, Inc. *	4,028,745
69,338	MEDNAX, Inc. *	3,855,886
207,391	Patterson Companies, Inc.	5,916,865
137,710	VCA Antech, Inc. *	3,409,700
		46,811,610

	Health Care Technology - 1.1%
222,882	MedAssets, Inc. *	5,144,117

	Hotels, Restaurants & Leisure - 3.1%
547,552	Orient-Express Hotels Ltd. - Class A *	4,051,885
134,838	P. F. Changs China Bistro, Inc.	5,346,326
81,067	Red Robin Gourmet Burgers, Inc. *	1,391,110
91,352	WMS Industries, Inc. *	3,585,566
		14,374,887

	Household Durables - 1.2%
171,454	Tempur-Pedic International, Inc. *	5,272,211

	Internet Software & Services - 2.2%
109,058	Constant Contact, Inc. *	2,326,207
43,781	Equinix, Inc. *	3,555,893
149,875	GSI Commerce, Inc. *	4,316,400
		10,198,500

	IT Services - 1.6%
81,311	Global Payments, Inc.	2,971,104
227,171	VeriFone Holdings, Inc. *	4,300,347
		7,271,451

	Life Sciences Tools & Services - 1.5%
242,765	ICON PLC - ADR *	7,013,481

	Machinery - 1.8%
247,236	Actuant Corp.	4,655,454
93,444	Westinghouse Air Brake Technologies Corp.	3,727,481
		8,382,935

	Metals & Mining - 3.4%
113,279	Alpha Natural Resources, Inc. *	3,836,759
112,254	Haynes International, Inc.	3,460,791
200,990	Horsehead Holding Corp. *	1,519,484
227,182	Sims Metal Management Ltd. - ADR	3,216,897
42,599	Steel Dynamics, Inc.	561,881
344,306	Thompson Creek Metals Company, Inc. *	2,988,576
		15,584,388

	Oil & Gas Equipment & Services - 0.7%
269,450	Tesco Corp. *	3,308,846

	Pharmaceuticals - 0.8%
98,117	Salix Pharmaceuticals Ltd. *	3,829,507

	Professional Services - 1.7%
124,806	Heidrick & Struggles International, Inc.	2,848,073
365,232	Korn/Ferry International *	5,076,725
		7,924,798

	Road & Rail - 2.6%
177,136	Genesee & Wyoming, Inc. *	6,608,944
254,493	Knight Transportation, Inc.	5,150,938
		11,759,882

	Semiconductors & Semiconductor Equipment - 10.3%
95,820	Advanced Energy Industries, Inc. *	1,177,628
455,744	Brooks Automation, Inc. *	3,522,901
34,018	Diodes, Inc. *	539,866
103,928	Hittite Microwave Corp. *	4,649,739
235,053	International Rectifier Corp. *	4,374,336
159,006	Intersil Corp.	1,925,563
103,979	Lam Research Corp. *	3,957,441
218,497	Mellanox Technologies Ltd. *	4,785,084
314,385	Microsemi Corp. *	4,599,453
190,789	Monolithic Power Systems, Inc. *	3,407,491
149,329	OmniVision Technologies, Inc. *	3,201,614
243,639	Ultratech, Inc. *	3,964,006
116,930	Varian Semiconductor Equipment Associates, Inc. *	3,351,214
196,418	Verigy Ltd. *	1,706,872
91,715	Volterra Semiconductor Corp. *	2,114,948
		47,278,156

	Software - 10.2%
78,569	Advent Software, Inc. *	3,689,600
199,528	ANSYS, Inc. *	8,094,851
140,427	ArcSight, Inc. *	3,144,160
158,773	Concur Technologies, Inc. *		6,776,432
235,770	MICROS Systems, Inc. *		7,513,990
302,114	SolarWinds, Inc. *		4,845,909
299,792	SuccessFactors, Inc. *		6,232,676
168,899	Taleo Corp. *		4,102,557
108,930	Verint Systems, Inc. *		2,514,104
			46,914,279

	Specialty Retail - 3.3%
284,572	Dick's Sporting Goods, Inc. *		7,082,997
160,955	Hibbett Sports, Inc. *		3,856,482
329,269	OfficeMax, Inc. *		4,300,253
			15,239,732

	Textiles, Apparel & Luxury Goods - 2.1%
542,875	CROCS, Inc. *		5,743,617
113,142	Warnaco Group, Inc. *		4,088,952
			9,832,569

	Trading Companies & Distributors - 1.9%
248,309	Beacon Roofing Supply, Inc. *		4,474,528
73,944	Watsco, Inc.		4,282,837
			8,757,365

	Wireless Telecommunication Services - 1.6%
209,884	SBA Communications Corp. - Class A *		7,138,155

	TOTAL COMMON STOCKS
	(Cost $400,936,248)		443,162,582

	SHORT-TERM INVESTMENT - 3.6%
	Money Market Fund - 3.6%
16,641,922	SEI Daily Income Trust Government Fund - Class B, 0.05% (1)		16,641,922

	TOTAL SHORT-TERM INVESTMENT
	(Cost $16,641,922)		16,641,922
	TOTAL INVESTMENTS IN SECURITIES - 100.3%
	(Cost $417,578,170)		459,804,504
	Liabilities in Excess of Other Assets - (0.3)%		(1,663,962)
	TOTAL NET ASSETS - 100.00%		$458,140,542

	*	Non-income producing security.
	ADR	American Depository Receipt
	(1)	7-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments	$420,220,884
Gross unrealized appreciation	66,279,927
Gross unrealized depreciation	(26,676,307)
Net unrealized appreciation	$39,583,620

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small Cap Growth Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$ 443,162,582	$ -	$ -	$ 443,162,582
Short-Term Investment	16,641,922	-	-	16,641,922
Total Investments in Securities	$ 459,804,504	$ -	$ -	$ 459,804,504

^ See Schedule of Investments for industry breakout.

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Auto Components - 1.1%
124,123	LKQ Corp. *	$2,393,091

	Automobiles - 0.3%
26,446	Thor Industries, Inc.	628,093

	Biotechnology - 1.2%
54,201	United Therapeutics Corp. *	2,645,551

	Capital Markets - 2.7%
33,412	Affiliated Managers Group, Inc. *	2,030,447
31,952	Greenhill & Co., Inc.	1,953,226
147,481	Och-Ziff Capital Management Group LLC	1,856,786
		5,840,459

	Chemicals - 3.7%
234,576	Ferro Corp. *	1,728,825
73,515	Nalco Holding Co.	1,504,117
130,713	RPM International, Inc.	2,331,920
53,129	The Scotts Miracle-Gro Co.	2,359,459
		7,924,321

	Commercial Services & Supplies - 1.4%
82,388	Copart, Inc. *	2,950,314

	Communications Equipment - 5.7%
115,820	ADTRAN, Inc.	3,158,411
117,135	Aruba Networks, Inc. *	1,668,002
34,035	F5 Networks, Inc. *	2,333,780
144,799	NICE Systems Ltd. - ADR *	3,690,927
104,934	Tekelec *	1,389,326
		12,240,446

	Computers & Peripherals - 0.7%
94,707	QLogic Corp. *	1,574,030

	Construction & Engineering - 3.5%
129,227	Foster Wheeler AG *	2,721,521
113,655	KBR, Inc.	2,311,743
46,123	McDermott International, Inc. *	999,024
38,473	URS Corp. *	1,513,912
		7,546,200

	Diversified Consumer Services - 1.2%
12,670	Capella Education Co. *	1,030,705
68,787	Grand Canyon Education, Inc. *	1,611,679
		2,642,384

	Diversified Financial Services - 2.5%
23,166	IntercontinentalExchange, Inc. *	2,618,453
98,467	MSCI, Inc. *	2,697,996
		5,316,449

	Electrical Equipment - 3.1%
55,039	Roper Industries, Inc.	3,079,982
120,327	Sensata Technologies Holding BV - Class A *	1,924,029
65,255	Woodward Governor Co.	1,665,960
		6,669,971

	Electronic Equipment & Instruments - 2.7%
145,573	Amphenol Corp. - Class A	5,718,107

	Energy Equipment & Services - 2.5%
22,728	Core Laboratories NV	3,354,880
102,826	Helix Energy Solutions Group, Inc. *	1,107,436
18,114	Oceaneering International, Inc. *	813,319
		5,275,635

	Food Products - 0.3%
12,695	Ralcorp Holdings, Inc. *	695,686

	Health Care Equipment & Supplies - 2.8%
47,903	IDEXX Laboratories, Inc. *	2,917,293
73,203	Illumina, Inc. *	3,186,526
		6,103,819

	Health Care Providers & Services - 6.6%
164,486	Brookdale Senior Living, Inc. *	2,467,290
48,505	Catalyst Health Solutions, Inc. *	1,673,422
447,313	Health Management Associates, Inc. - Class A *	3,475,622
98,122	HealthSouth Corp. *	1,835,863
34,773	MEDNAX, Inc. *	1,933,727
101,174	Patterson Companies, Inc.	2,886,494
		14,272,418

	Health Care Technology - 0.4%
54,172	Allscripts-Misys Healthcare Solutions, Inc. *	872,169

	Hotels, Restaurants & Leisure - 3.8%
52,097	Ctrip.com International Ltd. - ADR *	1,956,763
180,879	MGM Resorts International *	1,743,673
70,219	Orient-Express Hotels Ltd. *	519,621
55,915	P.F. Chang's China Bistro, Inc.	2,217,030
44,433	WMS Industries, Inc. *	1,743,995
		8,181,082

	Household Durables - 1.5%
24,948	Harman International Industries, Inc. *	745,696
83,698	Tempur-Pedic International, Inc. *	2,573,713
		3,319,409

	Internet & Catalog Retail - 0.7%
77,269	Expedia, Inc.	1,451,112

	Internet Software & Services - 0.9%
24,894	Equinix, Inc. *	2,021,891

	IT Services - 1.5%
39,494	Global Payments, Inc.	1,443,111
98,122	VeriFone Holdings, Inc. *	1,857,449
		3,300,560

	Life Sciences Tools & Services - 3.8%
116,613	ICON PLC - ADR *	3,368,949
57,559	Life Technologies Corp. *	2,719,663
35,037	Techne Corp.	2,012,876
		8,101,488

	Machinery - 5.1%
120,074	Actuant Corp.	2,260,994
61,531	AGCO Corp. *	1,659,491
77,654	IDEX Corp.	2,218,575
39,160	Joy Global, Inc.	1,961,524
21,372	SPX Corp.	1,128,655
45,206	Westinghouse Air Brake Technologies Corp.	1,803,267
		11,032,506

	Metals & Mining - 3.4%
74,240	Alpha Natural Resources, Inc. *	2,514,509
110,642	Sims Metal Management Ltd. - ADR	1,566,691
12,706	Steel Dynamics, Inc.	167,592
168,719	Thompson Creek Metals Company, Inc. *	1,464,481
26,958	Walter Energy, Inc.	1,640,394
		7,353,667

	Oil, Gas & Consumable Fuels - 1.3%
34,911	Whiting Petroleum Corp. *	2,737,721

	Personal Products - 1.1%
89,239	Alberto-Culver Co.	2,417,485

	Pharmaceuticals - 0.9%
47,452	Salix Pharmaceuticals Ltd. *	1,852,052

	Professional Services - 1.8%
38,760	Manpower, Inc.	1,673,657
95,153	Robert Half International, Inc.	2,240,853
		3,914,510

	Road & Rail - 3.6%
80,778	Genesee & Wyoming, Inc. *	3,013,827
67,254	J.B. Hunt Transport Services, Inc.	2,197,188
122,278	Knight Transportation, Inc.	2,474,907
		7,685,922

	Semiconductors & Semiconductor Equipment - 6.1%
50,453	Hittite Microwave Corp. *	2,257,267
114,166	International Rectifier Corp. *	2,124,629
48,516	Intersil Corp.	587,529
47,655	Lam Research Corp. *	1,813,750
152,182	Microsemi Corp. *	2,226,423
177,318	National Semiconductor Corp.	2,386,700
56,935	Varian Semiconductor Equipment Associates, Inc. *	1,631,757
		13,028,055

	Software - 9.2%
123,496	ANSYS, Inc. *	5,010,233
68,331	ArcSight, Inc. *	1,529,931
77,226	Concur Technologies, Inc. *	3,296,006
80,726	Informatica Corp. *	1,927,737
113,647	MICROS Systems, Inc. *	3,621,930
74,577	SolarWinds, Inc. *	1,196,215
137,685	SuccessFactors, Inc. *	2,862,471
12,076	Verint Systems, Inc. *	278,714
		19,723,237

	Specialty Retail - 4.1%
141,484	Chicos Fas, Inc.	1,397,862
138,152	Dick's Sporting Goods, Inc. *	3,438,603
59,303	Guess?, Inc.	1,852,626
160,169	OfficeMax, Inc. *	2,091,807
		8,780,898

	Textiles, Apparel & Luxury Goods - 2.2%
267,753	CROCS, Inc. *		2,832,827
54,860	Warnaco Group, Inc. *		1,982,640
			4,815,467

	Trading Companies & Distributors - 3.6%
71,539	Fastenal Co.		3,590,542
39,756	MSC Industrial Direct, Inc.		2,014,039
37,543	Watsco, Inc.		2,174,491
			7,779,072

	Wireless Telecommunication Services - 2.5%
58,873	NII Holdings, Inc. *		1,914,550
102,010	SBA Communications Corp. - Class A *		3,469,360
			5,383,910

	TOTAL COMMON STOCKS
	(Cost $215,558,904)		214,189,187

	SHORT-TERM INVESTMENT - 2.0%
	Money Market Fund - 2.0%
4,308,371	SEI Daily Income Trust Government Fund - Class B, 0.05% (1)		4,308,371

	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,308,371)		4,308,371
	TOTAL INVESTMENTS IN SECURITIES - 101.5%
	(Cost $219,867,275)		218,497,558
	Liabilities in Excess of Other Assets - (1.5)%		(3,213,835)
	TOTAL NET ASSETS - 100.0%		$215,283,723

	*	Non-income producing security.
	ADR	American Depository Receipt
	(1)	7-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments			$222,158,195
Gross unrealized appreciation			10,549,600
Gross unrealized depreciation			(14,210,237)
Net unrealized depreciation			$(3,660,637)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small-Mid Cap Growth Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$ 214,189,187	$ -	$ -	$ 214,189,187
Short-Term Investment	4,308,371	-	-	4,308,371
Total Investments in Securities	$ 218,497,558	$ -	$ -	$ 218,497,558

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
                                                     Robert M. Slotky, President

Date   August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
                                                   Robert M. Slotky, President

Date August 25, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.